ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	September 30,	December 31,
	2025	2024
Accrued interest	$43,607,033	$19,362,859
Accrued offering costs	7,144,719	-
Accrued expenses and other liabilities	2,061,494	1,001,804
Accrued expenses and other current liabilities	$52,813,246	$20,364,663

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following as of:

	December 31,	December 31,
	2024	2023

Property tax payable	$122,671	$78,817
Other current liabilities	96,383	55,863
Accrued expenses and other current liabilities	$219,054	$134,680